Income Taxes - Summary of Current and Non-Current Portions of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Income Tax Disclosure [Abstract]
Current deferred tax asset	$ 19,595	$ 20,372
Non-current deferred tax asset	25,802	43,272
Current deferred tax liability	2,775	1,927
Non-current deferred tax liability	$ 29,654	$ 31,845